Taxation (Components of Income before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income /(loss) before income tax expense
Income /(loss) from China operations	$ 154,514	$ (89,150)	$ (76,585)
Income /(loss) from non-China operations	(57,815)	19,079	(59,307)
Total income /(loss) before income tax expense	96,699	(70,071)	(135,892)
Income tax expense applicable to China operations
Current tax	24,255	9,026	14,578
Deferred tax	102,652	11,191	48,907
Subtotal income tax expense applicable to China operations	126,907	20,217	63,485
Non China income tax expense/(benefit)	6,207	7,887	(78,540)
Non China withholding tax expense	112	324	469
Total income tax expense	133,226	28,428	(14,586)
Unrecognized tax benefit recorded			142,000
Interest in connection with unrecognized tax benefit	6,000	8,000	2,000
CHINA
Income tax expense applicable to China operations
Total income tax expense	126,900	20,200
Accrued Income Taxes	40,700	32,600
Reversal of Accrued Income Taxes	6,900	19,500
Additional income tax withholded in disribution of cash dividends	88,000
United States
Income tax expense applicable to China operations
Non China income tax expense/(benefit)		8,000
Recognition of previously unrecognized tax benefit			77,000
Unrecognized tax benefit recorded			$ 142,000
Interest in connection with unrecognized tax benefit	$ 6,000	$ 8,000